   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 12, 2017 to September 12, 2017

   Commission File Number of issuing entity:  333-206705-08

   Central Index Key Number of issuing entity:  0001702745

   CD 2017-CD4 Mortgage Trust

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-206705

   Central Index Key Number of depositor:  0001013454

   Deutsche Mortgage & Asset Receiving Corporation

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541294

   German American Capital Corporation

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001701238

   Citi Real Estate Funding Inc.

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541001

   Citigroup Global Markets Realty Corp.

   (Exact name of sponsor as specified in its charter)

   Lainie Kaye (212) 250-2500

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-4032102

38-4032103

38-7170564

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1	___	___	X	___
A-2	___	___	X	___
A-SB	___	___	X	___
A-3	___	___	X	___
A-4	___	___	X	___
X-A	___	___	X	___
A-M	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 12, 2017, a distribution was made to holders of the certificates issued by CD 2017-CD4 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by CD 2017-CD4 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 12, 2017 to September 12, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on February 14, 2017. The CIK number for the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017.  The CIK number of GACC is 0001541294.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 15, 2017.  The CIK number of CREF is 0001701238.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017.  The CIK number of CGMRC is 0001541001.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-206705-08 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-206705-08  and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The 95 Morton Street mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for CD 2017-CD4 Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $6,571,395.00 for the period from January 1, 2016 through December 31, 2016.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by CD 2017-CD4 Mortgage Trust, relating to the September 12, 2017 distribution.

(102)           ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-206705-08   and incorporated by reference herein).

(103)           ABS Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-206705-08  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation

(Depositor)

/s/   Helaine M. Kaplan

Helaine M. Kaplan, President

Date:  September 26, 2017

/s/ Andrew Mullin

Andrew Mullin, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

Date:  September 26, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by CD 2017-CD4 Mortgage Trust, relating to the September 12, 2017 distribution.

EX 102                  ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-206705-08   and incorporated by reference herein).

EX 103                  ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-206705-08 and incorporated by reference herein).